Other receivables and other payables - Other payables (Details) - ZAR (R) R in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Payables [Abstract]
Right of recovery payable	R 0	R 34	R 32
Gold and zinc hedge derivative liability	173	0	0
Other	862	582	373
Other payables	5,422	6,391	9,364
Reconciliation of the non-current and current portion of the other receivables:
Other payables	5,422	6,391	9,364
Current portion of other payables	(2,015)	(3,891)	(4,765)
Other payables	3,407	2,500	4,599
Marikana
Other Payables [Abstract]
Dividend obligation	1,626	2,129	1,539
Keliber
Other Payables [Abstract]
Dividend obligation	1,147	0	0
Rustenburg Operations acquisition
Other Payables [Abstract]
Deferred payment	0	3,518	6,920	R 4,355
Pandora acquisition by Lonmin
Other Payables [Abstract]
Deferred payment	44	128	400
SFA Oxford Limited
Other Payables [Abstract]
Contingent consideration (SFA (Oxford) acquisition)	0	0	100
Kroondal
Other Payables [Abstract]
Contingent consideration (SFA (Oxford) acquisition)	R 1,570	R 0	R 0